Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Residential Real Estate Including Home Equity [Member]
Recorded Investment	$ 887	$ 692
Unpaid Principal Balance	899	692
Related Allowance	16	9
Average Recorded Investment	920	782
Interest Income Recognized	9	20
Commercial Real Estate [Member]
Recorded Investment	8,446	10,778
Unpaid Principal Balance	8,446	10,862
Related Allowance	1,657	1,783
Average Recorded Investment	9,668	10,859
Interest Income Recognized	83	352
Commercial Participations Purchased [Member]
Recorded Investment	0	6,378
Unpaid Principal Balance	0	11,047
Related Allowance	0	0
Average Recorded Investment	2,658	6,474
Interest Income Recognized	0	0
Commercial Loan [Member]
Recorded Investment	534	2,032
Unpaid Principal Balance	802	2,305
Related Allowance	30	209
Average Recorded Investment	1,122	1,866
Interest Income Recognized	2	83
Impaired Loans With No Related Allowance [Member] | Residential Real Estate Including Home Equity [Member]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Loans With No Related Allowance [Member] | Commercial Real Estate [Member]
Recorded Investment	617	591
Unpaid Principal Balance	617	591
Related Allowance	0	0
Average Recorded Investment	898	652
Interest Income Recognized	9	3
Impaired Loans With No Related Allowance [Member] | Commercial Participations Purchased [Member]
Recorded Investment	0	6,378
Unpaid Principal Balance	0	11,047
Related Allowance	0	0
Average Recorded Investment	2,469	5,080
Interest Income Recognized	0	0
Impaired Loans With No Related Allowance [Member] | Commercial Loan [Member]
Recorded Investment	228	727
Unpaid Principal Balance	228	1,000
Related Allowance	0	0
Average Recorded Investment	668	992
Interest Income Recognized	1	32
Impaired Loans With Related Allowance [Member] | Residential Real Estate Including Home Equity [Member]
Recorded Investment	887	692
Unpaid Principal Balance	899	692
Related Allowance	16	9
Average Recorded Investment	920	782
Interest Income Recognized	9	20
Impaired Loans With Related Allowance [Member] | Commercial Real Estate [Member]
Recorded Investment	7,829	10,187
Unpaid Principal Balance	7,829	10,271
Related Allowance	1,657	1,783
Average Recorded Investment	8,770	10,207
Interest Income Recognized	74	349
Impaired Loans With Related Allowance [Member] | Commercial Participations Purchased [Member]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	189	1,394
Interest Income Recognized	0	0
Impaired Loans With Related Allowance [Member] | Commercial Loan [Member]
Recorded Investment	306	1,305
Unpaid Principal Balance	574	1,305
Related Allowance	30	209
Average Recorded Investment	454	874
Interest Income Recognized	$ 1	$ 51